25. Post-Employment Benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	R$ 7,437,619
Fair value of the plan's assets, ending	7,826,550	R$ 7,437,619
Unified Plan
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	5,478,802	4,487,550	R$ 4,562,547
Return estimated for assets	546,699	637,541	564,872
Contributions and distributions	30,520	25,724	36,294
Benefits paid	(406,023)	(381,274)	(345,288)
Actuarial gain (losses)	184,574	709,261	(330,875)
Fair value of the plan's assets, ending	5,834,572	5,478,802	4,487,550
Plan III
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	1,793,516	1,162,969	1,201,802
Return estimated for assets	202,691	169,429	146,592
Contributions and distributions	10,505	10,174	8,275
Benefits paid	(122,841)	(109,146)	(93,670)
Actuarial gain (losses)	(62,816)	560,090	(100,030)
Fair value of the plan's assets, ending	1,821,055	1,793,516	1,162,969
Assistance Plan
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	165,301	162,630	149,696
Return estimated for assets	23,934	23,749	19,223
Contributions and distributions	0	0	0
Benefits paid	0	0	0
Actuarial gain (losses)	(18,312)	(21,078)	(6,289)
Fair value of the plan's assets, ending	R$ 170,923	R$ 165,301	R$ 162,630